Notes to the Balance Sheet - Summary of Tax Liabilities and Other Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Start Balance [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current		€ (65,728)
Current provisions		0
Non-current provisions		(1,528)
Tax provisions and current and non-current other provisions		(67,256)
Additions [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	€ (362)
Current provisions	2,549
Non-current provisions	(494)
Tax provisions and current and non-current other provisions	(3,405)
Utilizations [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	(65,562)
Current provisions	0
Non-current provisions	(445)
Tax provisions and current and non-current other provisions	(66,007)
Release [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	0
Current provisions	0
Non-current provisions	0
Tax provisions and current and non-current other provisions	0
End Balance [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	(528)
Current provisions	2,549
Non-current provisions	(1,577)
Tax provisions and current and non-current other provisions	€ (4,654)	€ (67,300)